Share-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 11,266	$ 9,673	$ 8,222
Income tax benefit	2,437	2,170	1,886
Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	11,266	9,653	8,195
Income tax benefit	2,437	2,170	1,886
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	121	235	176
Cost of revenues [Member] | Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	121	235	176
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	7,610	6,705	5,625
Research and development [Member] | Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	7,610	6,686	5,605
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	1,688	1,308	1,191
General and administrative [Member] | Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	1,688	1,307	1,184
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	1,847	1,425	1,230
Sales and marketing [Member] | Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 1,847	$ 1,425	$ 1,230